Earnings/(Losses) per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings/(Losses) per Share [Abstract]
Schedule of basic earnings/(losses) per share

	Year Ended
	December 31,
	2016	2015	2014
Weighted average number of outstanding ordinary shares in issue	59,715,173	54,659,315	52,563,387
Net income/(loss) from continuing operations (US$’000)	14,557	10,427	(6,120)
Net income attributable to non-controlling interests (US$’000)	(2,859)	(2,434)	(2,203)
Accretion on redeemable non-controlling interests (US$’000)	—	(43,001)	(25,510)
Net income/(loss) for the year attributable to ordinary shareholders of the Company—Continuing operations (US$’000)	11,698	(35,008)	(33,833)
Income from discontinued operation, net of tax (US$’000)	—	—	2,034
Net income attributable to non-controlling interests (US$’000)	—	—	(1,017)
Net income for the year attributable to ordinary shareholders of the Company—Discontinued operation (US$’000)	—	—	1,017
	11,698	(35,008)	(32,816)
Earnings/(losses) per share attributable to ordinary shareholders of the Company (US$ per share)
—Continuing operations	0.20	(0.64)	(0.64)
—Discontinued operation	—	—	0.02
	0.20	(0.64)	(0.62)

Schedule of diluted earnings/(losses) per share

	Year Ended
	December 31,
	2016	2015	2014
Weighted average number of outstanding ordinary shares in issue	59,715,173	54,659,315	52,563,387
Adjustment for share options	255,877	—	—
	59,971,050	54,659,315	52,563,387
Net income/(loss) for the year attributable to ordinary shareholders of the Company—Continuing operations (US$’000)	11,698	(35,008)	(33,833)
Income from discontinued operation, net of tax (US$’000)	—	—	2,034
Net income attributable to non-controlling interests (US$’000)	—	—	(1,017)
Net income for the year attributable to ordinary shareholders of the Company—Discontinued operation (US$’000)	—	—	1,017
	11,698	(35,008)	(32,816)
(Losses)/earnings per share attributable to ordinary shareholders of the Company (US$ per share)
—Continuing operations	0.20	(0.64)	(0.64)
—Discontinued operation	—	—	0.02
	0.20	(0.64)	(0.62)